Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Loss Per Share and weighted Average Shares

The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2025, 2024 and 2023 is as follows (in thousands except share and per share data):

	Year Ended December 31,
	2025	2024	2023
Net loss attributable to common stockholders – basic and diluted	$(111,581)	$(63,040)	$(85,534)
Shares used in computation:
Weighted average common stock outstanding	238,711,227	211,009,169	208,121,980
Vested warrants issued to NFL to purchase common stock	16,046,575	18,500,000	17,760,274
Adjusted weighted average common stock outstanding – basic and diluted	254,757,802	229,509,169	225,882,254
Loss per share attributable to common stockholders – basic and diluted	$(0.44)	$(0.27)	$(0.38)

Summary of Antidilutive Securities Excluded from Computation of Earning Per Share

The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2025	2024	2023
Stock options to purchase common stock	—	37,476	117,529
Unvested restricted shares	—	1,474,191	1,757,495
Unvested warrants issued to NFL to purchase common stock	5,000,000	—	—
Unvested equity-settled restricted share units	6,250,728	6,665,511	5,162,177
Unvested equity-settled performance-based restricted share units	21,397,787	12,636,379	9,550,502
Total	32,648,515	20,813,557	16,587,703